Share-based compensation (Restricted stock units and restricted stocks activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average grant date fair value ($)
Share based compensation expense	$ 69,187	$ 69,410	$ 95,176
Time Based Restricted Stock Units And Restricted Stock
Number
Number at beginning of period (in shares)	1,504,194
Granted (in shares)	1,178,749
Vested (in shares)	(558,152)
Forfeited (in shares)	(16,388)
Number at end of period (in shares)	2,108,403	1,504,194
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 51.78
Granted (in USD per share)	34.26
Vested (in USD per share)	45.06
Forfeited (in USD per share)	46.74
Number at end of period (in USD per share)	$ 43.81	$ 51.78
Peformance Based Restricted Stock Units And Restricted Stock
Number
Number at beginning of period (in shares)	2,486,136
Granted (in shares)	355,033
Vested (in shares)	(576,255)
Forfeited (in shares)	(10,702)
Number at end of period (in shares)	2,254,212	2,486,136
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 51.53
Granted (in USD per share)	34.38
Vested (in USD per share)	50.54
Forfeited (in USD per share)	37.88
Number at end of period (in USD per share)	$ 49.11	$ 51.53
Restricted Stock | NV Equity Plan
Number
Granted (in shares)	990,802
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	669,362
Shares withheld to pay taxes (in shares)	321,440
Shares withheld to pay taxes, treated as granted (in shares)	155,015
Share based compensation expense	$ 5,200
Restricted Stock Units | NV Equity Plan
Number
Vested (in shares)	(323,963)
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	155,015
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)	214,722
Lapsed Restrictions On Restricted Stock | NV Equity Plan
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	471,334
Restricted stock issued (in shares)	655,429